STOCKHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Summary of Changes in Accumulated Other Comprehensive Income
The following tables show a summary of changes in accumulated other comprehensive income:

	Currency Translation Adjustment	Total Accumulated Other Comprehensive Income
Balance as of December 31, 2020	$481	$481
Foreign currency translation	(88)	(88)
Balance as of December 31, 2021	$393	$393

	Currency Translation Adjustment	Total Accumulated Other Comprehensive Income
Balance as of December 31, 2019	$98	$98
Foreign currency translation	383	383
Balance as of December 31, 2020	$481	$481